Summary Prospectus and
Prospectus Supplement

July 31, 2024

Morgan Stanley ETF Trust

Supplement dated July 31, 2024 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2024

Calvert US Select Equity ETF
(the "Fund")

Effective immediately, the following disclosure, which constitutes (i) the last paragraph of the section of the Summary Prospectus entitled "Fund Management"; (ii) the last paragraph of the section of the Prospectus entitled "Fund Summary—Fund Management"; and (iii) the second to last paragraph of the section of the Prospectus entitled "Fund Management—Portfolio Management" is deleted in its entirety:

In rendering investment advisory services to the Fund, Morgan Stanley Investment Management Inc. ("MSIM") uses the portfolio management, research and other resources of Morgan Stanley Asia Limited ("MSAL"), a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Please retain this supplement for future reference.

  MSCALUSSEQTETFSUMPROPSPT 7/24

Statement of Additional Information Supplement

July 31, 2024

Morgan Stanley ETF Trust

Supplement dated July 31, 2024 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2024

Calvert US Select Equity ETF
(the "Fund")

Effective immediately, the following disclosure, which constitutes the section of the Statement of Additional Information entitled "Investment Management and Other Services—Participating Affiliate" is deleted in its entirety:

Participating Affiliate. In rendering investment advisory services to Calvert US Select Equity ETF, Morgan Stanley Investment Management Inc. ("MSIM") uses the portfolio management, research and other resources of Morgan Stanley Asia Limited ("MSAL"). MSAL is a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more employees of MSAL or other persons associated with MSAL may provide services to Calvert US Select Equity ETF through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM, and MSAL and its employees or other persons associated with MSAL that provide services to U.S. clients of MSIM are considered "associated persons" of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSAL may render portfolio management, research and other services to Calvert US Select Equity ETF, subject to the supervision of MSIM.

Please retain this supplement for future reference.